Nature of Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
Note 1. Nature of Operations and Basis of Presentation
Fast Radius, Inc. (“Fast Radius” or the “Company”), f/k/a ECP Environmental Growth Opportunities Corp. (“ENNV”), was formed as a Delaware corporation on October 29, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (“Business Combination”). Fast Radius is a cloud manufacturing and digital supply chain company. The Fast Radius solution combines a proprietary software platform with physical infrastructure to enable accelerated product development and digital tools for product engineers.
Fast Radius is headquartered in Chicago, Illinois, with additional operating locations in Atlanta, Georgia; Louisville, Kentucky; and Singapore. Fast Radius’ operations in Louisville, Kentucky are located within the Worldport facility of United Parcel Service, Inc. (“UPS”), enabling parts to be produced and shipped late into the evening for overnight distribution around the world. Fast Radius has an operating subsidiary located in Singapore.
Fast Radius is organized as a single operating segment. Substantially all of the assets and operations of Fast Radius are located in the United States (“U.S.”).
Basis of Presentation
On July 18, 2021, the Company entered into an Agreement and Plan of Merger (as amended, the “Merger Agreement”) by and among the Company, ENNV Merger Sub, Inc., a wholly owned subsidiary of ENNV (“Merger Sub”), and Fast Radius Operations, Inc. (f/k/a Fast Radius, Inc.) (“Legacy Fast Radius”), pursuant to which Merger Sub agreed to merge with and into Legacy Fast Radius, with Legacy Fast Radius surviving such merger as a wholly owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). At the closing of the Merger (the “Closing”), the Company was renamed “Fast Radius, Inc.” The Business Combination was completed on February 4, 2022 (“the Closing Date”).
The Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, ENNV is treated as the “acquired” company and Legacy Fast Radius is treated as the acquirer for financial reporting purposes. The Reverse Recapitalization was treated as the equivalent of Legacy Fast Radius issuing stock for the net assets of ENNV, accompanied by a recapitalization. The net assets of ENNV are stated at historical cost, with no goodwill or other intangible assets recorded.
Legacy Fast Radius was determined to be the accounting acquirer based on the following predominant factors:

•	Legacy Fast Radius stockholders have the largest portion of voting rights in the Company;

•	Legacy Fast Radius stockholders have the ability to elect the majority of the directors to the Company’s board of directors (the “Board”);

•	Legacy Fast Radius’ management comprise the management of the Company;

•	Legacy Fast Radius’ operations comprise the ongoing operations of the Company;

•	Legacy Fast Radius is the larger entity based on historical revenues and business operations; and

•	The Company assumed Legacy Fast Radius’ name.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy Fast Radius. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination. Activity within the Condensed Statements of Stockholders’ Equity for the issuance and repurchases of Legacy Fast Radius redeemable convertible preferred stock were also retroactively converted to Legacy Fast Radius common stock.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial reporting and Securities and Exchange Commission (the “SEC”) regulations. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. Results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year ended December 31, 2022. A description of the Company’s significant accounting policies is included in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2021 included as Exhibit 99.1 to the Company’s Form
8-K/A
filed with the SEC on March 30, 2022. These unaudited condensed consolidated financial statements should be read in conjunction with the Legacy Fast Radius December 31, 2021 audited consolidated financial statements and the accompanying notes.
The unaudited condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated.
Going Concern Consideration
The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Company has generated recurring losses which have resulted in an accumulated deficit of $192.9 million and $123.5 million as of March 31, 2022 and December 31, 2021, respectively, and expects to incur additional losses in the future. The Company is still in the growth stage of its business and expects to continue to make substantial investments in its business, including in the expansion of its product portfolio and research and development, sales and marketing teams, in addition to incurring additional costs as a result of being a public company. The Company believes the cash it obtained from the Business Combination and the private placement that occurred substantially concurrently with the consummation of the Business Combination (the “PIPE Investment”), as well as potential proceeds available under the purchase agreement with Lincoln Park Capital Fund, LLC as discussed in Note 14, are not sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of the issuance of these financial statements. As a result of the Company’s history of losses and negative cash flows from operations, and because its plans to obtain additional capital have not been completed at the time of the issuance of these consolidated financial statements, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. The Company intends to seek additional capital to fund its operations and future growth; however, there can be no assurance that the Company will be able to obtain other debt or equity financing on terms acceptable to the Company, if at all. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives. The Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.
The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

COVID-19
Impact
In March 2020, the World Health Organization declared the outbreak of the new strain of the coronavirus
(“COVID-19”)
to be a pandemic. The
COVID-19
pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. Federal and state governments have implemented measures in an effort to contain the virus, including social distancing, travel restrictions, border closures, limitations on public gatherings, work from home, supply chain logistical changes, and closure of non-essential
businesses. To protect the health and well-being of its employees, suppliers, and customers, the Company previously made substantial modifications to employee travel policies, implemented office closures as employees were advised to work from home, and cancelled or shifted its conferences and other events to virtual-only. The
COVID-19
pandemic has impacted and may continue to impact the Company’s business operations, including its employees, customers, partners, and communities, and there is substantial uncertainty in the nature and degree of the pandemic’s continued effects over time. In particular, the
COVID-19
virus continues to surge in various parts of the world, including China, and such surges have impacts on the Company’s suppliers and may cause supply chain issues, parts shortages and delayed shipping times.
COVID-19
and other similar outbreaks, epidemics or pandemics could have a material adverse effect on the Company’s business, financial condition, results of operations, cash flows and prospects as a result of any of the risks described above and other risks that the Company is not able to predict.